NOTE 5 - STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option table

Stock Warrants and Options
Stock warrants/options outstanding and exercisable on September 30, 2013 are as follows:

Exercise Price per Share		Shares Under Option/warrant	Remaining Life in Years

	Outstanding
	$1.00	4,535,714	4.46
	$0.35	212,500	0.25
	$0.20	100,000	0.25
	$0.19	200,000	4.25
	$0.15	737,500	1.25
	$0.115	300,000	4.08
	$0.11	150,000	1.55
	$0.076	7,500,000	0.50
$
	Exercisable
	$1.00	4,535,714	4.46
	$0.35	212,500	0.25
	$0.20	100,000	0.25
	$0.15	737,500	1.25
	$0.115	300,000	4.08
	$0.11	150,000	1.55
	$0.076	7,500,000	0.50

Exercise Price per Share	Shares Under Option/warrant	Remaining Life in Years

Outstanding
$0.35	212,500	1.00
$0.20	300,000	1.00
$0.15	1,537,500	2.00
$0.115	500,000	4.83
$0.11	150,000	2.30
$0.11	300,000	.30
$0.076	7,500,000	1.25
$0.05	600,000	.85

Exercisable
$0.35	212,500	1.00
$0.20	300,000	1.00
$0.15	1,537,500	2.00
$0.11	150,000	2.30
$0.11	300,000	.30
$0.076	7,500,000	1.25
$0.05	600,000	.85